Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2019
Loans and advances to customers [Abstract]
Summary of Loans and Advances to Customers
7 Loans and advances to customers

Loans and advances to customers by type
	Netherlands		International		Total
	2019	2018	2019	2018	2019	2018
Loans to, or guaranteed by, public authorities	25,340	24,547	16,849	17,257	42,190	41,803
Loans secured by mortgages	117,199	117,848	231,327	219,530	348,526	337,379
Loans guaranteed by credit institutions	206	195	3,569	2,901	3,775	3,095
Personal lending	3,482	3,304	24,768	21,563	28,250	24,867
Corporate loans	39,645	37,213	150,233	149,787	189,878	187,000
	185,873	183,106	426,746	411,037	612,619	594,144

Loan loss provisions	–1,193	–1,480	–3,398	–3,011	–4,590	–4,491
	184,680	181,626	423,349	408,027	608,029	589,653

Summary of Loans and Advances to Customers by Subordination
Loans and advances to customers by subordination
	2019	2018
Non-subordinated	607,908	589,533
Subordinated	121	120
	608,029	589,653

Finance lease receivables
Finance lease receivables
	2019	2018
Maturities of gross investment in finance lease receivables
- within 1 year	3,116	2,374
- between 1-2 years	3,811	n/a
- between 2-3 years	2,145	n/a
- between 3-4 years	717	n/a
- between 4-5 years	367	n/a
- more than 1 year but less than 5 years	n/a	5,959
- more than 5 years	434	1,646
	10,591	9,979

Unearned future finance income on finance leases	–580	–673
Net investment in finance leases	10,011	9,306

Included in Loans and advances to banks	24	51
Included in Loans and advances to customers	9,987	9,256
	10,011	9,306